Contract liabilities and deferred income - (Detail) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Contract liabilities and deferred income
Total		$ 35,380,000	$ 32,611,000
Total		39,843,000	37,737,000
Less: non-current portion (note b)		(876,000)	(845,000)
Contract liabilities and deferred income, current portion		38,967,000	36,892,000
Membership subscription
Contract liabilities and deferred income
Total		37,721,000	35,490,000
Less: non-current portion (note b)		(876,000)	(845,000)
Live Streaming
Contract liabilities and deferred income
Total		969,000	735,000
Government grants
Contract liabilities and deferred income
Total		0	172,000
Others
Contract liabilities and deferred income
Total	[1]	$ 1,153,000	$ 1,340,000

[1]	Contract liabilities were related to unsatisfied performance obligations at the end of the year. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following period. The amount of revenue recognized that was included in contract liabilities balance at the beginning of the year was USD32,611,000 and USD35,380,000 for the years ended December 31, 2021 and 2022, respectively